Capital Stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2015	Dec. 31, 2013	Jul. 16, 2013
Capital Stock (Textual)
Preferred stock authorized	10,000,000	10,000,000
Preferred stock par value	$ 0.001	$ 0.001
Common stock outstanding	46,225,000	55,021,612
LightTouch Vein & Laser, Inc. [Member]
Capital Stock (Textual)
Preferred stock authorized	25,000,000		25,000,000
Preferred stock par value	$ 0.001		$ 0.001
Common stock issued for acquisition	85,766
Converted note into shares amount	$ 25,000
Converted note into shares	250,000
Conversion of debt value per share	$ 0.10
Common stock outstanding	418,895		418,895	40,969,007
Stockholders' equity, reverse stock split	Reverse split of the issued and outstanding common stock on a one (1) for one hundred (100) basis, after taking into account rounding of shares.